November 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR


RE:           AXP Investment Series, Inc.
                 AXP Diversified Equity Income Fund
                 AXP Mid Cap Value Fund
                 AXP Mutual
              Post-Effective Amendment No. 112
              File No. 2-11328/811-54

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 112 (Amendment). This Amendment was filed electronically on Nov. 22, 2004.

If you have any questions or concerns regarding this filing, please contact Katina Walker at 612-671-6990 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation